Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share

	Year Ended December 31
(in thousands of $ except for shares and EPS)	2025	2024	2023
Profit/(Loss) for the period	$1,292,035	$833,040	$(295,053)
Weighted average number of shares used for basic profit/ (loss) per share	61,295,149	59,855,585	57,169,253
Basic profit/(loss) per share (in $)	$21.08	$13.92	$(5.16)
Weighted average number of shares used for diluted profit/ (loss) per share	66,029,215	65,177,815	57,169,253
Diluted profit/(loss) per share (in $)	$19.57	$12.78	$(5.16)